Company Financial Information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement Parent Corporation
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2017	2016	2015
Dividends from bank subsidiaries	$1,405	$125	$145
Dividends from nonbank subsidiaries	382	798	207
Interest revenue from bank subsidiaries	25	70	68
Interest revenue from nonbank subsidiaries	171	121	91
Gain on securities held for sale	—	—	3
Other revenue	67	39	25
Total revenue	2,050	1,153	539
Interest (including, $73, $88, $69, to subsidiaries, respectively)	663	427	288
Other expense	254	262	64
Total expense	917	689	352
Income before income taxes and equity in undistributed net income of subsidiaries	1,133	464	187
(Benefit) for income taxes	(526)	(333)	(98)
Equity in undistributed net income:
Bank subsidiaries	1,524	2,474	2,004
Nonbank subsidiaries	907	276	869
Net income	4,090	3,547	3,158
Preferred stock dividends	(175)	(122)	(105)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$3,915	$3,425	$3,053

Condensed Balance Sheet Parent Corporation
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2017	2016
Assets:
Cash and due from banks	$1,301	$9,117
Securities	40	1,693
Loans, net of allowance	—	7
Investment in and advances to subsidiaries and associated companies:
Banks	32,967	32,771
Other	37,660	26,630
Subtotal	70,627	59,401
Corporate-owned life insurance	756	744
Other assets	1,135	885
Total assets	$73,859	$71,847
Liabilities:
Deferred compensation	$476	$464
Affiliate borrowings	3,177	7,107
Other liabilities	1,373	1,445
Long-term debt	27,582	24,020
Total liabilities	32,608	33,036
Shareholders’ equity	41,251	38,811
Total liabilities and shareholders’ equity	$73,859	$71,847

Condensed Statement of Cash Flows Parent Corporation
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2017	2016	2015
Operating activities:
Net income	$4,090	$3,547	$3,158
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net (income) of subsidiaries	(2,431)	(2,750)	(2,873)
Change in accrued interest receivable	(6)	2	(4)
Change in accrued interest payable	42	4	15
Change in taxes payable (a)	(600)	452	132
Other, net	38	(31)	66
Net cash provided by operating activities	1,133	1,224	494
Investing activities:
Purchases of securities	(991)	(1,739)	—
Proceeds from sales of securities	2,729	—	3
Change in loans	7	13	56
Acquisitions of, investments in, and advances to subsidiaries (b)	(7,208)	(317)	(358)
Other, net	—	—	14
Net cash (used for) investing activities	(5,463)	(2,043)	(285)
Financing activities:
Proceeds from issuance of long-term debt	4,738	6,229	4,986
Repayments of long-term debt	(997)	(2,700)	(3,650)
Change in advances from subsidiaries	(3,930)	(1,136)	2,123
Issuance of common stock	465	465	352
Treasury stock acquired	(2,686)	(2,398)	(2,355)
Issuance of preferred stock	—	990	990
Cash dividends paid	(1,076)	(900)	(865)
Tax benefit realized on share-based payment awards	—	3	76
Net cash (used for) provided by financing activities	(3,486)	553	1,657
Change in cash and due from banks	(7,816)	(266)	1,866
Cash and due from banks at beginning of year	9,117	9,383	7,517
Cash and due from banks at end of year	$1,301	$9,117	$9,383
Supplemental disclosures
Interest paid	$705	$409	$302
Income taxes paid	61	1	158
Income taxes refunded	15	12	103

(a)	Includes payments received from subsidiaries for taxes of $189 million in 2017, $189 million in 2016 and $24 million in 2015.

(b)	Includes $10,296 million of cash outflows, net of $3,088 million of cash inflows in 2017.